SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant accounting policies
Other fixed assets impairment	$ 421	$ 718
Incremental Costs from the Acquisition of Contracts
Significant accounting policies
Average period for amortization	2 years
3G/4G licenses
Significant accounting policies
Average period for amortization	180 months
Nucleo's licenses - PCS
Significant accounting policies
Average period for amortization	60 months
Nucleo's licenses - 700 MHz-band spectrum
Significant accounting policies
Average period for amortization	10 years
SRCE license
Significant accounting policies
Amortized over the estimated term	15 years
Internet and data transmission license (Paraguay)
Significant accounting policies
Average period for amortization	5 years
Fixed-telephony customers
Significant accounting policies
Amortized over the estimated term	10 years
Brand Cablevision
Significant accounting policies
Amortized over the estimated term	50 years
Brand Flow
Significant accounting policies
Amortized over the estimated term	3 years
Brand Arnet
Significant accounting policies
Impairment of Intangible assets		$ 2,498
Spectrum
Significant accounting policies
Impairment of Intangible assets	$ 2,143
Other Exclusivity Rights, Rights of Use | Minimum
Significant accounting policies
Average period for amortization	5 years
Other Exclusivity Rights, Rights of Use | Maximum
Significant accounting policies
Average period for amortization	28 years
Argentina | Mobile telephony customers
Significant accounting policies
Amortized over the estimated term	6 years
Paraguay | Mobile telephony customers
Significant accounting policies
Amortized over the estimated term	5 years